Fair Value Measurements - Schedule of Investments Measured at Fair Value on Recurring Basis (Details) - EBP 001 - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total Assets		$ 235,472,094	$ 204,347,968
Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total Assets		56,294,777	47,701,166
Kimco Realty Company Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total Assets		8,798,631	8,864,125
Fair Value Measured at Net Asset Value Per Share | Common/Collective Trusts
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total Assets	[1]	170,378,686	147,782,677
Level 1
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total Assets		65,093,408	56,565,291
Level 1 | Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total Assets		56,294,777	47,701,166
Level 1 | Kimco Realty Company Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total Assets		8,798,631	8,864,125
Level 2
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total Assets		0	0
Level 2 | Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total Assets		0	0
Level 2 | Kimco Realty Company Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total Assets		0	0
Level 3
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total Assets		0	0
Level 3 | Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total Assets		0	0
Level 3 | Kimco Realty Company Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total Assets		$ 0	$ 0

[1]	In accordance with Topic 820, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits. The beneficial interest of each participant is represented in units, which are issued and redeemed daily at the fund’s closing NAV, which is calculated by T. Rowe Price.